Investment Strategy	Jul. 27, 2026
T. Rowe Price Institutional Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and floating rate debt securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. Most, if not all, of the loans in which the fund invests are rated below investment grade (below BBB, or an equivalent rating) or are not rated by credit rating agencies (commonly referred to as “high yield” or “junk” bonds). The loans in which the fund invests may be referred to as “leveraged loans” because the borrowing companies often have significantly more debt than equity.

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before other creditors of the borrower, such as bondholders and stockholders. Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

In addition to the fund’s investments in loans, the fund may invest in a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. The fund may invest up to 20% of its net assets in fixed rate debt instruments.

Most assets are typically invested in U.S. dollar-denominated floating rate loans and debt instruments, including U.S. dollar-denominated bonds or loans of foreign issuers or lenders. The fund may also invest up to 20% of its total assets in non-U.S. dollar-denominated investments.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and floating rate debt securities.
T. Rowe Price Institutional High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called “junk” bonds, as well as income-producing convertible securities and preferred stocks that are rated below investment grade or not rated by any major credit rating agency but deemed by the adviser to be below investment grade. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

High yield bonds are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. If a holding is split rated (i.e., rated investment grade by at least one credit rating agency and below investment grade by another credit rating agency), the lower rating will be used for purposes of the fund’s 80% investment policy. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund may invest up to 15% of its total assets in bank loans. While high yield corporate bonds are typically issued with a fixed interest rate, bank loans have floating interest rates that reset periodically (typically quarterly or monthly). Bank loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The loans held by the fund may be senior or subordinate obligations of the borrower.

The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions. In selecting investments, the fund relies extensively on the adviser’s credit research analysts. The fund focuses primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.

While most assets are typically invested in U.S. dollar-denominated bonds, the fund may also invest in bonds of foreign issuers (including securities of issuers in emerging markets). The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limitation in U.S. dollar-denominated bonds of foreign issuers.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called “junk” bonds, as well as income-producing convertible securities and preferred stocks that are rated below investment grade or not rated by any major credit rating agency but deemed by the adviser to be below investment grade.
T. Rowe Price Institutional Long Duration Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in credit instruments. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines credit instruments broadly to include any debt instrument or instrument with debt-like characteristics, including corporate and sovereign bonds, bank loans, municipal securities, and mortgage- and asset-backed securities and other securitized instruments, which are vehicles backed by pools of assets such as mortgages, loans, or other receivables.

The fund normally invests in a diversified portfolio of longer duration debt instruments issued by corporations as well as certain noncorporate issuers. While the fund focuses on corporate bonds, the noncorporate debt instruments in which the fund may invest include securities issued by supranational organizations and U.S. and foreign governments and government agencies (including securities of issuers in emerging markets). There is no limit on the fund’s investments in U.S. dollar-denominated foreign securities, but non-U.S. dollar-denominated foreign debt instruments are limited to 10% of the fund’s total assets. Holdings mainly consist of investment-grade debt instruments, although the fund has the flexibility to purchase some below investment-grade bonds (commonly referred to as “high yield” or “junk” bonds).

While the fund may invest in debt instruments of any maturity or duration, the fund expects to normally maintain an effective duration within +/-20% of the duration of the Bloomberg U.S. Long Credit Bond Index. As of May 31, 2026, the duration of the Bloomberg U.S. Long Credit Bond Index was 12.36 years. However, the duration of the fund and this index will change over time and could be significantly higher or lower during certain interest rate environments.

Under normal conditions, at least 85% of the fund’s net assets will be rated investment grade (AAA, AA, A, or BBB, or an equivalent rating) at the time of purchase by at least one credit rating agency or, if not rated by any credit rating agency, deemed by the adviser to be of investment-grade quality. Such investment-grade investments could include “split rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Up to 15% of the fund’s net assets can be invested in below investment-grade securities. Any investments in below investment-grade securities are focused primarily on the higher-quality range (BB or an equivalent rating) of the high yield market and the fund will not purchase any individual bond that is rated B or below (or equivalent) by any credit rating agency.

The fund may use a variety of derivatives, such as futures, forwards, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses interest rate futures and credit default swap indexes (CDX).

A CDX is a swap on an index or basket of credit default swaps and is typically used to manage the fund’s credit risk efficiently and gain exposure to certain sectors or asset classes (such as high yield). Interest rate futures are typically used to manage the fund’s exposure to changes in interest rates, as a cash management tool, and to adjust portfolio duration or maturity.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in credit instruments. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.